Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Impairment Charge			$ 0	$ (1,451)
Accumulated amortization	698		558	372
Amortization expense	$ 140	$ 140	$ 187	$ 463